Cash, Cash Equivalents and Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Cash on hand	$582,283	$376,750
Cash at bank	2,277,049	4,055,585
Subtotal	2,859,332	4,432,335
Restricted cash	1,413,434	1,029,230
Cash, cash equivalents, and restricted cash	$4,272,766	$5,461,565

The Company has pledged deposits with a local bank as collateral for bank guarantees issued by those banks in respect of project performance and for electricity usage. The restricted cash for projects that are expected to be completed within one year are classified as a current asset.

3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	31 December
	2018	2017
Cash on hand	$376,750	$351,018
Cash at bank	4,055,585	2,918,848
Subtotal	4,432,335	3,269,866
Restricted cash	1,029,230	968,572
Cash, cash equivalents, and restricted cash	$5,461,565	$4,238,438

The Company has pledged deposits with a local bank as collateral for bank guarantees issued by those banks in respect of project performance and for electricity usage. The restricted cash for projects that are expected to be completed within one year are classified as a current asset.